Consolidated Summary of Investments - Other Than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2016 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	$ 400,984
Estimated Fair Value	420,911
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	271,701
Estimated Fair Value	289,563
Amount at Which Shown on Balance Sheet	289,563
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	49,864
Estimated Fair Value	55,976
Amount at Which Shown on Balance Sheet	55,976
U.S. government and agency
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	41,294
Estimated Fair Value	44,433
Amount at Which Shown on Balance Sheet	44,433
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	11,670
Estimated Fair Value	12,739
Amount at Which Shown on Balance Sheet	12,739
State and political subdivision
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	10,977
Estimated Fair Value	12,231
Amount at Which Shown on Balance Sheet	12,231
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	109,941
Estimated Fair Value	115,418
Amount at Which Shown on Balance Sheet	115,418
Total bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	223,746
Estimated Fair Value	240,797
Amount at Which Shown on Balance Sheet	240,797
Mortgage-backed and asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	46,953
Estimated Fair Value	47,717
Amount at Which Shown on Balance Sheet	47,717
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,002
Estimated Fair Value	1,049
Amount at Which Shown on Balance Sheet	1,049
FVO and trading securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	12,288
Estimated Fair Value	13,923
Amount at Which Shown on Balance Sheet	13,923
Equity Securities, Investment Summary [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,464
Estimated Fair Value	2,894
Amount at Which Shown on Balance Sheet	2,894
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,632
Estimated Fair Value	2,007
Amount at Which Shown on Balance Sheet	2,007
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	101
Estimated Fair Value	132
Amount at Which Shown on Balance Sheet	132
Banks, trust and insurance companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	94
Estimated Fair Value	139
Amount at Which Shown on Balance Sheet	139
Non-redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	637
Estimated Fair Value	616
Amount at Which Shown on Balance Sheet	616
Held-for-investment
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	65,167
Estimated Fair Value	65,167
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	9,511
Estimated Fair Value	9,511
Real estate and real estate joint ventures
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	8,832
Estimated Fair Value	8,832
Real estate acquired in satisfaction of debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	59
Estimated Fair Value	59
Other limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	5,136
Estimated Fair Value	5,136
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	6,523
Estimated Fair Value	6,523
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	19,303
Estimated Fair Value	$ 19,303